Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Deferred Revenue

Deferred revenue as of June 30, 2019 and December 31, 2018 consisted of the following:

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Deferred revenue – current portion	17,208	16,934
Deferred revenue	89,666	97,675

	106,874	114,609